Accounting Standards Adopted in Current Year - Additional Information (Detail)	Dec. 31, 2022
ASU 2021-08
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted	true
Change in accounting principle, accounting standards update, adoption date	Jan. 02, 2022
Change in accounting principle, accounting standards update, immaterial effect	true
ASU 2020-04
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted	true
Change in accounting principle, accounting standards update, adoption date	Dec. 31, 2022
Change in accounting principle, accounting standards update, immaterial effect	true